Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 15, 2013
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 15, 2013
Prospectus Date	rr_ProspectusDate	Dec. 03, 2012
FROST INTERNATIONAL EQUITY FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000890540_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

FROST INTERNATIONAL EQUITY FUND (THE "FUND")

Supplement dated October 15, 2013 to the Class A Shares Prospectus and

Institutional Class Shares Prospectus dated December 3, 2012 (together, the

"Prospectuses")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

Effective October 15, 2013, the Fund's Prospectuses are amended and supplemented as follows:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1. The Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management, Inc. ("Thornburg"). Thornburg intends to invest in promising companies with sound fundamentals trading at a discount to their long term value. This approach encompasses both "value" and "growth" stocks. The relative proportions of these different types of securities will vary over time. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the portfolio management team perceives currency risk to be high.

Thornburg primarily uses individual issuer analysis to make investment decisions. The Fund typically invests in the following types of companies:

o Financially sound companies with well established businesses selling at low valuations;

o Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth;

o Growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market; and

o Companies in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.

Value and growth, for purposes of Thornburg's selection criteria, relate to both current and projected measures. Among the specific factors which may be considered by Thornburg in identifying securities for inclusion in the Fund's portfolio are:

o Price/earnings ratio

o Price/revenue ratio

o Price/book value

o Price/cash flow ratio

o Debt/capital ratio

o PE/growth rate ratio

o Enterprise value/EBITDA ratio

o Dividend yield

o Dividend growth potential

o Security and constancy of revenue stream

o Undervalued assets

o Asset appreciation potential

o Relative earnings growth potential

o Potential for future developments

o Industry growth potential

o Growth discount model

o Industry leadership

o Business model

o Management strength

o Franchise value

o Value based on earnings

o Potential size of business

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

2. In the Fund's "Principal Risks" section, the "Investment Style Risk" paragraph is hereby deleted and replaced with the following:

VALUE INVESTMENT STYLE RISK - Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

GROWTH INVESTMENT STYLE RISK - The Fund invests in equity securities of companies that Thornburg believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Supplement Closing [Text Block]	ck0000890540_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference FIA-SK-020-0100